Advance from Customers	12 Months Ended
Dec. 31, 2024
Advance from Customers [Abstract]
ADVANCE FROM CUSTOMERS

NOTE 13 – ADVANCE FROM CUSTOMERS

Advance from customers represent the payments from customers for products that have not yet been delivered. As of December 31, 2024 and 2023, advance from customers amounted to $628,067 and $357,383, respectively.